INTANGIBLE ASSETS - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
INTANGIBLE ASSETS
At the beginning of the year	$ 69,368,706
At the End of the year	$ 67,634,055	$ 69,368,706
Cost model | Weighted average cost of capital, measurement input [member]
INTANGIBLE ASSETS
Average cost of capital (WACC)	15.6
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	$ 31,027,144
At the End of the year	27,027,144	31,027,144
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	1,831,210
At the End of the year	1,831,210	1,831,210
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	36,510,352
At the End of the year	38,775,701	36,510,352
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	121,103,824	106,266,317
Additions	16,916,944	17,707,912
Impairment	(4,000,000)	(2,300,599)
Disposals	(756,231)	(569,806)
At the End of the year	133,264,537	121,103,824
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	31,027,144	33,327,743
Impairment	(4,000,000)	(2,300,599)
At the End of the year	27,027,144	31,027,144
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	1,831,210	1,831,210
At the End of the year	1,831,210	1,831,210
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	88,245,470	71,107,364
Additions	16,916,944	17,707,912
Disposals	(756,231)	(569,806)
At the End of the year	104,406,183	88,245,470
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
At the beginning of the year	(51,735,118)	(36,979,731)
Disposals	93,369	485,868
Of the year	(13,988,733)	(15,241,255)
At the End of the year	(65,630,482)	(51,735,118)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(51,735,118)	(36,979,731)
Disposals	93,369	485,868
Of the year	(13,988,733)	(15,241,255)
At the End of the year	$ (65,630,482)	$ (51,735,118)